Cash, Cash Equivalents and Current Marketable Securities (Tables)	12 Months Ended
Dec. 28, 2014
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Current Marketable Securities
At the end of 2014 and 2013, cash, cash equivalents and current marketable securities were comprised of:

(Dollars in Millions)	2014	2013
Cash	$2,336	2,789
Government securities and obligations	20,610	7,632
Reverse repurchase agreements	6,735	15,006
Corporate debt securities	1,343	1,467
Money market funds	1,352	1,886
Time deposits	713	426
Total cash, cash equivalents and current marketable securities	$33,089	29,206